LONG-TERM LOAN	12 Months Ended
Dec. 31, 2014
LONG-TERM-LOAN
LONG-TERM LOAN

12.LONG TERM LOAN

On June 27 and September 25, 2014, the Company entered into two unsecured long-term loan arrangements with from Bank of Jiangsu (Beijing Branch), the principal of which were RMB17.04 million and RMB4.5 million, respectively, with an annual interest rate of 7.995% (before November 22, 2014) or 7.800% (after November 22, 2014). RMB2.84 million was repaid on December 27, 2014 according to the loan agreements.

Future installment repayment schedule according to the loan agreements are as follows:

	December 31, 2014
	RMB’000	US$’000

2015	7,180	1,157
2016	7,180	1,157
2017	4,340	700

Total	18,700	3,014